MUL P-1
V1 P-1
V2V3 P-1
V4 P-2
V2NY P-1
V4NY P-1
VIP P-1

                          Supplement Dated July 1, 1999
                                to the Prospectus
                                       of
                           FRANKLIN VALUEMARK(R) LIFE

                     Single Premium Variable Life Insurance

                         Allianz Life Variable Account A

                                Dated May 1, 1999

                               ALLIANZ VALUE LIFE

                   A Flexible Universal Life Insurance Policy

                         Allianz Life Variable Account A

                   Dated May 1, 1999, as amended June 1, 1999

                      FRANKLIN VALUEMARK(R) II, III AND IV

                       Flexible Payment Variable Annuities

                         Allianz Life Variable Account B

                                Dated May 1, 1999

                         FRANKLIN VALUEMARK(R) II AND IV

                        Flexible Premium Variable Annuity

                        Preferred Life Variable Account C

                                Dated May 1, 1999

                    FRANKLIN TEMPLETON VALUEMARK INCOME PLUS

                    An Individual Immediate Variable Annuity

                         Allianz Life Variable Account B

                                Dated May 1, 1999

The Board of Trustees of Franklin Valuemark Funds (the Trust), has approved a change in the name of the Trust to Franklin Templeton Variable Insurance Products Trust. References to Franklin Valuemark Funds or to the Trust in the Contract's profile or prospectus should be deemed to refer to Franklin Templeton Variable Insurance Products Trust. The names of the Portfolios of the Trust available under the Contract remain unchanged.